Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Assets
Cash and cash equivalents	$ 68,551	$ 70,753
Accounts receivable - related parties	183	16
Accounts receivable - external parties	59,960	30,816
Accounts receivable - allowance for expected credit losses	(743)	(275)
Inventory	106,858	55,706
Prepaid expenses	2,666	4,873
Deposits	25,586	15,675
Total current assets	263,061	177,564
Property, plant and equipment, net	15,031	11,151
Operating lease right of use assets, net	20,183	24,640
Total non-current assets	35,214	35,791
Total assets	298,275	213,355
Liabilities and Shareholders' Deficit
Accounts Payable	101,379	47,603
Borrowings	904	74
Related party borrowings	19,661	0
Contract liabilities	70,017	37,727
Employee benefits	2,692	2,653
Other provisions	2,246	27,623
Obligations under operating leases	2,995	4,020
Warrants	10,050	12,340
Other current liabilities	1,602	2,939
Total current liabilities	211,546	134,979
Obligations under operating leases	22,974	25,556
Contract liabilities	2,776	2,231
Employee benefits	295	217
Borrowings net of unamortized issuance costs	135,873	88,269
Related party borrowings	8,988	0
Other provisions	3,069	2,652
Total non-current liabilities	173,975	118,925
Total liabilities	385,521	253,904
Commitments and Contingent liabilities
Shareholders' Deficit
Common stock, Value	237,779	227,268
Treasury shares, 3,015,188 as of December 2022 (4,200,371 as of June 2022)		0
Additional paid in capital	18,708	19,210
Accumulated other comprehensive income	3,205	3,640
Accumulated deficit	(346,938)	(290,667)
Total Shareholders' deficit	(87,246)	(40,549)
Total Liabilities, and Shareholders' deficit	$ 298,275	$ 213,355